Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization and Basis of Presentation
Organization and Basis of Presentation

(1)  Organization and Basis of Presentation

Retail Properties of America, Inc. (the Company) was formed to acquire and manage a diversified portfolio of real estate, primarily multi-tenant shopping centers and single-user net lease properties.  The Company was initially formed on March 5, 2003 as Inland Western Retail Real Estate Trust, Inc.  On March 8, 2012, the Company filed articles of Articles of Amendment to the Company’s Fifth Articles of Amendment and Restatement with the Maryland State Department of Assessments and Taxation to effect a change of its name from Inland Western Retail Real Estate Trust, Inc. to Retail Properties of America, Inc., which was effective upon filing the Articles of Amendment.

On March 21, 2012, the Company paid a stock dividend pursuant to which each then outstanding share of its Class A common stock received:

•                  one share of Class B-1 Common Stock; plus

•                  one share of Class B-2 Common Stock; plus

•                  one share of Class B-3 Common Stock.

Prior to the payment of this stock dividend, the Company effectuated a ten-to-one reverse stock split of its then outstanding common stock.  Immediately following the reverse stock split, but prior to the payment of the stock dividend, the Company redesignated all of its common stock as Class A Common Stock.

These transactions are referred to as the Recapitalization.  Class B-1 Common Stock, Class B-2 Common Stock and Class B-3 Common Stock are collectively referred to as the Company’s Class B Common Stock, while Class A and Class B Common Stock are collectively referred to as the Company’s common stock.  The Company intends to list its Class A Common Stock on the New York Stock Exchange, or NYSE (the Listing).  The Company’s Class B Common Stock is identical to the Company’s Class A Common Stock except that (i) the Company does not intend to list its Class B Common Stock on a national securities exchange and (ii) shares of the Company’s Class B Common Stock will convert automatically into shares of the Company’s Class A Common Stock at specified times.  Subject to the provisions of the Company’s charter, shares of Class B-1, Class B-2 and Class B-3 Common Stock will convert automatically into shares of the Company’s Class A Common Stock six months following the Listing, 12 months following the Listing and 18 months following the Listing, respectively.  On the 18 month anniversary of the Listing, all shares of the Company’s Class B Common Stock will have converted into the Company’s Class A Common Stock.  Each share of Class A Common Stock and Class B Common Stock participates in distributions equally.

All common stock share and per share data included in these consolidated financial statements give retroactive effect to the Recapitalization.

All share amounts and dollar amounts in the consolidated financial statements and notes thereto are stated in thousands with the exception of per share amounts.

The Company, through two public offerings from 2003 through 2005 and a merger consummated in 2007, issued a total of 183,793 shares of its common stock at $25.00 per share, resulting in gross proceeds, including merger consideration, of $4,595,193.  In addition, as of December 31, 2011, the Company had issued 30,850 shares through its distribution reinvestment program (DRP) at prices ranging from $17.125 to $25.00 per share for gross proceeds of $719,799 and had repurchased a total of 17,529 shares through its share repurchase program (SRP) (suspended as of November 19, 2008) at prices ranging from $23.125 to $25.00 per share for an aggregate cost of $432,487.  During the year ended December 31, 2010, one share was issued through the exercise of stock options at a price of $22.375 per share for gross proceeds of $13.  In addition, in December 2010, 3,600 shares of common stock were transferred back to the Company from shares of common stock issued to the owners of certain entities that were acquired by the Company in its internalization transaction in conjunction with a litigation settlement.  On April 12, 2011, the Company’s board of directors granted an aggregate of 14 common shares to its executive officers under the Equity Compensation Plan in connection with the executive incentive compensation program.  Of the total 14 shares, 7 will vest after three years and 7 will vest after five years.  As of December 31, 2011, amortization of these equity awards totaled $54.  As a result, the Company had total shares outstanding of 193,529 and had realized total net offering proceeds of $4,882,572 as of December 31, 2011.

The Company has elected to be taxed as a real estate investment trust (REIT) under the Internal Revenue Code of 1986, as amended, or the Code, commencing with the tax year ended December 31, 2003. The Company believes it has qualified for taxation as a REIT and, as such, the Company generally will not be subject to U.S. federal income tax on taxable income that is distributed to shareholders.  If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax on its taxable income at regular corporate tax rates.  Certain aspects of the operation of the Company’s DRP prior to May 2006 may have violated the prohibition against preferential dividends.  To address those issues, on June 17, 2011, the Company entered into a closing agreement with the Internal Revenue Service, or IRS, whereby the IRS agreed the terms and administration of the Company’s DRP did not result in the Company’s dividends paid during taxable years 2004 through 2006 being treated as preferential.

Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and U.S. federal income and excise taxes on its undistributed income.  The Company has one wholly-owned subsidiary that has elected to be treated as a taxable REIT subsidiary (TRS) for U.S. federal income tax purposes.  A TRS is taxed on its taxable income at regular corporate tax rates.  The income tax expense incurred as a result of the TRS did not have a material impact on the Company’s accompanying consolidated financial statements.  Through the merger consummated on November 15, 2007, the Company acquired four qualified REIT subsidiaries.  Their income is consolidated with REIT income for federal and state income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.  For example, significant estimates and assumptions have been made with respect to useful lives of assets; capitalization of development and leasing costs; fair value measurements; provision for impairment, including estimates of holding periods, capitalization rates and discount rates (where applicable); provision for income taxes; recoverable amounts of receivables; deferred taxes and initial valuations and related amortization periods of deferred costs and intangibles, particularly with respect to property acquisitions.  Actual results could differ from those estimates.

Certain reclassifications, primarily as a result of discontinued operations, have been made to the 2010 and 2009 consolidated financial statements to conform to the 2011 presentation.  In addition, reclassifications primarily to condense certain captions have been made to the 2010 and 2009 consolidated statement of cash flows to conform to the 2011 presentation.

The accompanying consolidated financial statements include the accounts of the Company, as well as all wholly-owned subsidiaries and consolidated joint venture investments.  Wholly-owned subsidiaries generally consist of limited liability companies (LLCs) and limited partnerships (LPs).

The Company’s property ownership as of December 31, 2011 is summarized below:

	Wholly- owned	Consolidated Joint Ventures (a)	Unconsolidated Joint Ventures (b)
Operating properties (c)	219	55	24
Development properties (c)	2	1	—

(a)                The Company has ownership interests ranging from 50% to 87% in three LLCs or LPs.

(b)               The Company has ownership interests ranging from 20% to 96% in three LLCs or LPs.

(c)                During the year ended December 31, 2011, three properties previously considered development were transitioned to operating, one of which was sold prior to December 31, 2011.

The Company consolidates certain property holding entities and other subsidiaries in which it owns less than a 100% equity interest if it is deemed to be the primary beneficiary in a variable interest entity (VIE), (an entity in which the contractual, ownership, or pecuniary interests change with changes in the fair value of the entity’s net assets, as defined by the Financial Accounting Standards Board (FASB)). The Company also consolidates entities that are not VIEs in which it has financial and operating control in accordance with GAAP.  All significant intercompany balances and transactions have been eliminated in consolidation.  Investments in real estate joint ventures in which the Company has the ability to exercise significant influence, but does not have financial or operating control, are accounted for using the equity method of accounting.  Accordingly, the Company’s share of the income (or loss) of these unconsolidated joint ventures is included in consolidated net loss in the accompanying consolidated statements of operations and other comprehensive loss.

The Company is the controlling member in various consolidated entities.  Noncontrolling interest is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent.  The organizational documents of certain of these entities contain provisions that require the entities to be liquidated through the sale of their assets upon reaching a future date as specified in each respective organizational document or through put/call arrangements.  As controlling member, the Company has an obligation to cause these property-owning entities to distribute proceeds of liquidation to the noncontrolling interest partners in these partially owned entities only if the net proceeds received by each of the entities from the sale of assets warrant a distribution based on the terms of the underlying agreements.  Some of the LLC or LP agreements for these entities contain put/call provisions which grant the right to the outside owners and the Company to require each LLC or LP to redeem the ownership interests of the outside owners during future periods.  In instances where outside ownership interests are subject to put/call arrangements requiring settlement for fixed amounts, the LLC or LP is treated as a wholly-owned subsidiary by the Company with the amount due to the outside owner reflected as a financing arrangement and included in “Other financings” in the accompanying consolidated balance sheets.  Interest expense is recorded on such liabilities in amounts equal to the preferential returns due to the outside owners as provided in the LLC or LP agreements.  In instances where outside ownership interests are subject to call arrangements without fixed settlement amounts, the LLC is treated as a wholly-owned subsidiary by the Company with the amount due to the outside owner reflected as a financing and included in “Co-venture obligation” in the accompanying consolidated balance sheets.  Co-venture obligation expense is recorded on such liabilities in amounts equal to the preferential returns due to the outside owners as provided in the LLC agreement.

The Company evaluates the classification and presentation of the noncontrolling interests associated with the Company’s consolidated joint venture investments on an ongoing basis as facts and circumstances deem necessary.  The Company makes such determinations based on numerous factors, including evaluations of the terms in applicable agreements, specifically the redemption provisions.  The amount at which these interests would be redeemed is based on a formula contained in each respective agreement and, as of December 31, 2011 and 2010, was determined to approximate the carrying value of these interests.  Accordingly, no adjustment to the carrying value of the noncontrolling interests in the Company’s consolidated joint venture investments was made during the years ended December 31, 2011, 2010 and 2009.

In the consolidated statements of operations and other comprehensive loss, revenues, expenses and net income or loss from less-than-wholly-owned subsidiaries are reported at the consolidated amounts, including both the amounts attributable to Company shareholders and noncontrolling interests.  Consolidated statements of equity are included in the annual financial statements, including beginning balances, activity for the period and ending balances for total shareholders’ equity, noncontrolling interests and total equity.  Noncontrolling interests are adjusted for additional contributions by noncontrolling interest holders and distributions to noncontrolling interest holders, as well as the noncontrolling interest holders’ share of the net income or loss of each respective entity.

On September 30, 2011, the Company paid $300 to a partner in one of its consolidated development joint ventures to simultaneously settle the outstanding development fee liability of the joint venture and fully redeem the partner’s ownership interest in such joint venture.  The transaction resulted in an increase in the Company’s ownership interest in South Billings Center from 40.0% as of December 31, 2010 to 100%.

On April 29, 2011, the Company dissolved a partnership with a partner in three of its development joint ventures resulting in increases to the Company’s ownership interests to 100% in Parkway Towne Crossing, 100% in three fully occupied outlots at Wheatland Towne Crossing and 50% in Lake Mead Crossing.  The remaining property of Wheatland Towne Crossing (excluding the three outlots, which the Company subsequently sold in separate transactions prior to December 31, 2011) was conveyed to the Company’s partner who simultaneously repaid the related $5,730 construction loan.  Such conveyance of property resulted in a $14,235 decrease in “Developments in progress” in the accompanying consolidated balance sheets.  Concurrently with this transaction, the Company also acquired a 36.7% ownership interest in Lake Mead Crossing from another partner in that joint venture, increasing the Company’s total ownership interest in the property to 86.7%.  The Company accounted for this transaction, including the conveyance of property, as a nonmonetary distribution of $8,483, reflected in the accompanying consolidated financial statements as an increase to “Accumulated distributions in excess of earnings.”  With respect to Lake Mead Crossing, the Company continues to hold a controlling financial interest in the joint venture and, therefore, continues to consolidate the underlying accounts and balances within the accompanying consolidated financial statements.

Below is a table reflecting the activity of the redeemable noncontrolling interests for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Balance at January 1,	$527	$527	$19,317
Redeemable noncontrolling interest income (expense)	31	31	(3,332)
Distributions	(31)	(31)	(32)
Redemptions	—	—	(15,426	)(a)
Dissolution of partnership	(2)	—	—
Balance at December 31,	$525	$527	$527

(a)                The redemption of noncontrolling interests in 2009 resulted in decreases to land and other assets of $11,488 and $2,390, respectively.

During the years ended December 31, 2010 and 2009, the Company paid certain joint venture partners whose interests were previously classified in “Other financings” in the accompanying consolidated balance sheets, for the redemption of their interests in certain consolidated joint ventures as summarized below:

Redemption Date	Full or Partial Redemption	Accrued Preferred Return	Amount Included in Other Financings	Total Payment Amount
January 5, 2010	Full	$20	$3,410	$3,430

Redemption Date	Full or Partial Redemption	Accrued Preferred Return	Amount Included in Other Financings	Total Payment Amount
January 16, 2009	Full	$—	$3,410	$3,410
April 28, 2009	Full	114	5,698	5,812
June 4, 2009	Partial	—	40,539	40,539
June 20, 2009	Full	—	6,352	6,352
Total for the year ended December 31, 2009		$114	$55,999	$56,113

The Company is party to an agreement with an LLC formed as an insurance association captive (the “Captive”), which is wholly-owned by the Company and three related parties, Inland Real Estate Corporation (IREC), Inland American Real Estate Trust, Inc. (IARETI) and Inland Diversified Real Estate Trust, Inc. (IDRETI).  The Captive is serviced by a related party, Inland Risk and Insurance Management Services, Inc. for a fee of $25 per quarter and was formed to insure/reimburse the members’ deductible obligations for property and general liability insurance claims subject to certain limitations.  The Company entered into the Captive to stabilize insurance costs, manage certain exposures and recoup expenses through the function of the captive program.  It has been determined that the Captive is a VIE and, as the Company received the most benefit of all members through November 30, 2010, the Company was deemed to be the primary beneficiary.  Therefore, the Captive was consolidated by the Company through November 30, 2010.  Prior to November 30, 2010, the other members’ interests are reflected as “Noncontrolling interests” in the accompanying consolidated financial statements.  Effective December 1, 2010, it was determined that the Company no longer received the most benefit, nor had the highest risk of loss and, therefore, was no longer the primary beneficiary.  As a result, the Captive was deconsolidated and recorded under the equity method of accounting.  As of December 31, 2011 and 2010, the Company’s interest in the Captive is reflected in “Investment in unconsolidated joint ventures” in the accompanying consolidated balance sheets. The Company’s share of net (loss) income of the Captive for the year ended December 31, 2011 is reflected in “Equity in (loss) income of unconsolidated joint ventures, net” in the accompanying consolidated statements of operations and other comprehensive loss.

On November 29, 2009, the Company formed IW JV 2009, LLC (IW JV), a wholly-owned subsidiary, and transferred a portfolio of 55 investment properties and the entities which owned them into it.  Subsequently, in connection with a $625,000 debt refinancing transaction, which consisted of $500,000 of mortgages payable and $125,000 of notes payable, on December 1, 2009, the Company raised additional capital of $50,000 from a related party, Inland Equity Investors, LLC (Inland Equity) in exchange for a 23% noncontrolling interest in IW JV.  IW JV, which is controlled by the Company, and therefore consolidated, is and will continue to be managed and operated by the Company.  Inland Equity is owned by certain individuals, including Daniel L. Goodwin, who beneficially owns more than 5% of the common stock of the Company, and Robert D. Parks, who was the Chairman of the Board of the Company until October 12, 2010 and is the Chairman of the Board of certain affiliates of The Inland Group, Inc. (The Inland Group).  The independent directors committee reviewed and recommended approval of this transaction to the Company’s board of directors.